This is filed pursuant to Rule 497(e).

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[AB]
[LOGO]

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
AB BOND FUNDS ("Bond Funds")                                   AB MULTI-MANAGER SELECT RETIREMENT FUNDS
- AB Credit Long/Short Portfolio                               ("Select Retirement Funds")
- AB Global Bond Fund                                          - AB Multi-Manager Select Retirement Allocation Fund
- AB High Income Fund                                          - AB Multi-Manager Select 2010 Fund
- AB High Yield Portfolio                                      - AB Multi-Manager Select 2015 Fund
- AB Income Fund                                               - AB Multi-Manager Select 2020 Fund
- AB Intermediate Bond Portfolio                               - AB Multi-Manager Select 2025 Fund
- AB Limited Duration High Income Portfolio                    - AB Multi-Manager Select 2030 Fund
- AB Tax-Aware Fixed Income Portfolio                          - AB Multi-Manager Select 2035 Fund
- AB Unconstrained Bond Fund                                   - AB Multi-Manager Select 2040 Fund
                                                               - AB Multi-Manager Select 2045 Fund
AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO                 - AB Multi-Manager Select 2050 Fund
("Concentrated International")                                 - AB Multi-Manager Select 2055 Fund

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO ("EMMA")             AB MUNICIPAL INCOME PORTFOLIOS ("Municipal
                                                               Portfolios")
AB EQUITY FUNDS ("Equity Funds")                               - AB National Portfolio
- AB Growth Fund                                               - AB High Income Municipal Portfolio
- AB Large Cap Growth Fund                                     - AB California Portfolio
- AB Concentrated Growth Fund                                  - AB Massachusetts Portfolio
- AB Discovery Growth Fund                                     - AB New Jersey Portfolio
- AB Small Cap Growth Portfolio                                - AB Virginia Portfolio
- AB Global Core Equity Portfolio
- AB Sustainable Global Thematic Fund                          AB VALUE FUNDS ("Value Funds")
- AB International Growth Fund                                 - AB All Market Income Portfolio
- AB International Strategic Core Portfolio                    - AB Asia ex-Japan Equity Portfolio
- AB Select US Equity Portfolio                                - AB Core Opportunities Fund
- AB Select US Long/Short Portfolio                            - AB Discovery Value Fund
                                                               - AB Equity Income Fund
AB GOVERNMENT EXCHANGE RESERVES ("Government Exchange          - AB Global Real Estate Investment Fund
Reserves")                                                     - AB Global Risk Allocation Fund
                                                               - AB Relative Value Fund
AB INFLATION STRATEGIES ("Inflation Strategies")               - AB International Value Fund
- AB Bond Inflation Strategy                                   - AB Small Cap Value Portfolio
- AB Municipal Bond Inflation Strategy                         - AB Value Fund
- AB All Market Real Return Portfolio
                                                               AB WEALTH STRATEGIES ("Wealth Strategies")
AB MULTI-MANAGER FUNDS ("Multi-Manager Funds")                 - AB Wealth Appreciation Strategy
- AB Multi-Manager Alternative Strategies Fund                 - AB All Market Total Return Portfolio
- AB Long/Short Multi-Manager Fund                             - AB Conservative Wealth Strategy
                                                               - AB Tax-Managed Wealth Appreciation Strategy
                                                               - AB Tax-Managed All Market Income Portfolio



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Each of the funds listed above is hereinafter referred to as a "Fund" or, collectively, the "Funds."
--------------------------------------------------------------------------------

Supplement dated May 5, 2017 to the following Statements of Additional Information, as amended ("SAIs"):

      Prospectus                            Date
      ----------                            ----
      Bond Funds                            January 30, 2017
      Concentrated International            February 13, 2017
      EMMA                                  July 29, 2016
      Equity Funds                          November 1, 2016
      Government Exchange Reserves          July 11, 2016
      Inflation Strategies                  January 31, 2017
      Multi-Manager Funds                   September 30, 2016
      Select Retirement Funds               November 30, 2016
      Municipal Portfolios                  September 30, 2016
      Value Funds                           February 28, 2017
      Wealth Strategies                     December 30, 2016


                                   * * * * *

The section "Shareholder Services--Exchange Privilege" in the SAI is amended to reflect that (i) present officers and full-time employees of the AllianceBernstein L.P. (the "Adviser"), (ii) present Directors or Trustees of any AB Mutual Fund, (iii) certain employee benefit plans for employees of the Adviser, AllianceBernstein Investments, Inc. ("ABI"), AllianceBernstein Investor Services, Inc. and their affiliates and (iv) certain persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services may, on a tax-free basis, exchange Class A, Class B, Class C, Class R, Class K, Class I, Class Z, Class 1 or Class 2 shares of the Fund (to the extent that such shares are offered by the Fund) for Advisor Class shares of the Fund.

                                   * * * * *

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAIs for future reference.



The [A/B] Logo is a service mark of AB and AB(R) is a registered trademark used by permission of the owner, AB L.P.